Related Party Transactions - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Amounts payable and accrued liabilities related party transactions	$ 43	$ 43
Rent Received	$ 34